Investments	3 Months Ended
Jun. 30, 2025
Disclosure of Investments [Abstract]
Investments [Text Block]

4. Investments

As at June 30, 2025 and March 31, 2025, the Company holds investments in both private and public companies.  The Company has elected to measure its investments in equity securities of private companies at fair value with changes through profit or loss.

	June 30, 2025	March 31, 2025

Marketable securities	$30,569	$21,016
Equity securities of private companies (Note 24)	453	429
Funds	2,672	2,691
	$33,694	$24,136

Marketable securities are level 1 fair value measurements as they are publicly traded equity securities, whereas the investments in private companies are level 3 fair value measurements. The funds are measured at their net asset value.

During the three-month period ended June 30, 2025, the Company recognized $8,172 (June 30, 2024 - $7,732) of unrealized gains on equity instruments held at June 30, 2025, of which $13 (June 30, 2024 - $nil) is related to its private company investments.